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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment            [_] Amendment Number: ________
This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Petrus Trust Company, LTA
Address: PO Box 269014
         Plano, Texas 75026

Form 13F File Number: 028-13931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Radunsky
Title:   Chief Operating Officer

Phone:   (972) 535-1983

Signature, Place, and Date of Signing:

  /s/ David Radunsky              Plano, TX               November 14, 2012
_______________________    ________________________    _______________________
      (Signature)               (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: 472,691   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                          FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7     COLUMN 8
--------                      ----------------- --------- -------- -------------------- ----------  -------- -----------------
                                                                                                             VOTING AUTHORITY
                                  TITLE OF                 VALUE    SHRS OR   SH/  PUT/ INVESTMENT   OTHER   -----------------
NAME OF ISSUER                     CLASS         CUSIP    (X1000)   PRN AMT   PRN  CALL DISCRETION  MANAGERS SOLE  SHARED NONE
--------------                ----------------- --------- -------- ---------- ---- ---- ----------  -------- ----- ------ ----
3M CO                               COM         88579Y101   3,549      38,400 SH          SOLE               SOLE    0     0
ABBOTT LABS                         COM         002824100  11,684     170,420 SH          SOLE               SOLE    0     0
AUTOMATIC DATA PROCESSING IN        COM         053015103  17,913     305,368 SH          SOLE               SOLE    0     0
AUTOZONE INC                        COM         053332102  12,606      34,100 SH          SOLE               SOLE    0     0
BANK OF AMERICA CORPORATION         COM         060505104   1,020     115,500 SH          SOLE               SOLE    0     0
BERKLEY W R CORP                    COM         084423102   7,910     210,987 SH          SOLE               SOLE    0     0
CADENCE DESIGN SYSTEM INC     NOTE 1.500% 12/1  127387AF5  17,961  18,000,000 PRN         SOLE               SOLE    0     0
CARNIVAL CORP                    PAIRED CTF     143658300   7,876     216,200 SH          SOLE               SOLE    0     0
CISCO SYS INC                       COM         17275R102   9,248     484,300 SH          SOLE               SOLE    0     0
CLOROX CO DEL                       COM         189054109   3,509      48,700 SH          SOLE               SOLE    0     0
COACH INC                           COM         189754104   2,661      47,500 SH          SOLE               SOLE    0     0
COCA COLA CO                        COM         191216100  11,903     313,824 SH          SOLE               SOLE    0     0
COLGATE PALMOLIVE CO                COM         194162103   3,645      34,000 SH          SOLE               SOLE    0     0
DARDEN RESTAURANTS INC              COM         237194105   3,841      68,901 SH          SOLE               SOLE    0     0
DELL INC                            COM         24702R101     487      49,379 SH          SOLE               SOLE    0     0
EBAY INC                            COM         278642103   7,655     158,250 SH          SOLE               SOLE    0     0
ELLINGTON FINANCIAL LLC             COM         288522303   5,705     250,000 SH          SOLE               SOLE    0     0
ENGILITY HLDGS INC                  COM         29285W104   5,030     272,614 SH          SOLE               SOLE    0     0
ENSCO PLC                       SHS CLASS A     G3157S106   7,447     136,488 SH          SOLE               SOLE    0     0
EXXON MOBIL CORP                    COM         30231G102   3,631      39,706 SH          SOLE               SOLE    0     0
FOSSIL INC                          COM         349882100   3,388      40,000 SH          SOLE               SOLE    0     0
GENERAL MLS INC                     COM         370334104   3,596      90,233 SH          SOLE               SOLE    0     0
GENERAL MTRS CO                     COM         37045V100   1,913      84,100 SH          SOLE               SOLE    0     0
GENERAL MTRS CO               *W EXP 07/10/201  37045V118   1,944     141,097 SH          SOLE               SOLE    0     0
GOLDMAN SACHS GROUP INC             COM         38141G104  11,368     100,000 SH          SOLE               SOLE    0     0
GREATBATCH INC                SDCV 2.250% 6/1   39153LAB2  17,611  17,679,000 PRN         SOLE               SOLE    0     0
INTEL CORP                          COM         458140100   2,980     131,524 SH          SOLE               SOLE    0     0
INTUIT                              COM         461202103  10,392     176,500 SH          SOLE               SOLE    0     0
JDS UNIPHASE CORP             NOTE 1.000% 5/1   46612JAD3  15,888  16,000,000 PRN         SOLE               SOLE    0     0
JOHNSON & JOHNSON                   COM         478160104  13,397     194,407 SH          SOLE               SOLE    0     0
KELLOGG CO                          COM         487836108   3,584      69,370 SH          SOLE               SOLE    0     0
KINDER MORGAN INC DEL               COM         49456B101  13,920     391,900 SH          SOLE               SOLE    0     0
KINDER MORGAN INC DEL         *W EXP 05/25/201  49456B119   3,141     900,000 SH          SOLE               SOLE    0     0
MAXYGEN INC                         COM         577776107     936     354,639 SH          SOLE               SOLE    0     0
MCDONALDS CORP                      COM         580135101   3,624      39,500 SH          SOLE               SOLE    0     0
MEDTRONIC INC                 NOTE 1.625% 4/1   585055AM8  37,872  37,850,000 PRN         SOLE               SOLE    0     0
NORFOLK SOUTHERN CORP               COM         655844108   2,967      46,633 SH          SOLE               SOLE    0     0
ORACLE CORP                         COM         68389X105   9,237     293,619 SH          SOLE               SOLE    0     0
PEPSICO INC                         COM         713448108   3,632      51,318 SH          SOLE               SOLE    0     0
POST HLDGS INC                      COM         737446104   2,496      83,050 SH          SOLE               SOLE    0     0
PROCTER & GAMBLE CO                 COM         742718109   3,672      52,940 SH          SOLE               SOLE    0     0
PROGRESSIVE CORP OHIO               COM         743315103   8,429     406,400 SH          SOLE               SOLE    0     0
SANDISK CORP                  NOTE 1.000% 5/1   80004CAC5  38,073  38,250,000 PRN         SOLE               SOLE    0     0
SANOFI                        RIGHT 12/31/2020  80105N113     227     135,128 SH          SOLE               SOLE    0     0
SONIC CORP                          COM         835451105   5,789     563,700 SH          SOLE               SOLE    0     0
SYMANTEC CORP                       COM         871503108  12,040     669,800 SH          SOLE               SOLE    0     0
SYSCO CORP                          COM         871829107  13,258     424,000 SH          SOLE               SOLE    0     0
TARGET CORP                         COM         87612E106   9,057     142,700 SH          SOLE               SOLE    0     0
TIFFANY & CO NEW                    COM         886547108   1,126      18,200 SH          SOLE               SOLE    0     0
TJX COS INC NEW                     COM         872540109  11,112     248,100 SH          SOLE               SOLE    0     0
TRANSOCEAN INC                NOTE 1.500% 12/1  893830AW9  37,896  38,000,000 PRN         SOLE               SOLE    0     0
TRANSOCEAN LTD                    REG SHS       H8817H100   8,268     184,179 SH          SOLE               SOLE    0     0
UNIVERSAL TECHNICAL INST INC        COM         913915104  10,934     798,079 SH          SOLE               SOLE    0     0
WAL-MART STORES INC                 COM         931142103   3,643      49,364 SH          SOLE               SOLE    0     0
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